Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY HASTINGS STREET TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2014